Deferred tax assets / (liabilities) - Movements of Net Deferred Tax Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	¥ 12,797	¥ 7,659
(Charged)/credited to consolidated income statement	(314)	5,088
(Charged)/credited to other comprehensive income	(35)	50
Disposal of a subsidiaries	(1)
Ending balance	12,447	12,797
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(698)	(1,068)
(Charged)/credited to consolidated income statement	(144)	325
(Charged)/credited to other comprehensive income	(34)	45
Ending balance	(876)	(698)
Deferred tax liabilities [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(6)	(144)
(Charged)/credited to consolidated income statement	6	138
Ending balance	0	(6)
Deferred tax liabilities [member] | Change in fair value of derivative financial liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(34)
(Charged)/credited to consolidated income statement		34
Ending balance		0
Deferred tax liabilities [member] | Fair value remeasurement of identifiable assets in business combination [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(25)	(27)
(Charged)/credited to consolidated income statement	2	2
Ending balance	(23)	(25)
Deferred tax liabilities [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(121)	(166)
(Charged)/credited to other comprehensive income	(34)	45
Ending balance	(155)	(121)
Deferred tax liabilities [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(10)	(12)
(Charged)/credited to consolidated income statement	6	2
Ending balance	(4)	(10)
Deferred tax liabilities [member] | Change in fair value of other non-current financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(17)	(16)
(Charged)/credited to consolidated income statement	8	(1)
Ending balance	(9)	(17)
Deferred tax liabilities [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(519)	(669)
(Charged)/credited to consolidated income statement	(166)	150
Ending balance	(685)	(519)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	13,495	8,727
(Charged)/credited to consolidated income statement	(170)	4,763
(Charged)/credited to other comprehensive income	(1)	5
Disposal of a subsidiaries	(1)
Ending balance	13,323	13,495
Deferred tax assets [member] | Net effect on right of use assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,575	1,307
(Charged)/credited to consolidated income statement	(102)	268
Ending balance	1,473	1,575
Deferred tax assets [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,542	1,456
(Charged)/credited to consolidated income statement	788	86
Ending balance	2,330	1,542
Deferred tax assets [member] | Provision for major overhauls [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	483	361
(Charged)/credited to consolidated income statement	103	122
Ending balance	586	483
Deferred tax assets [member] | Contract Liabilities Or Other Non Current Liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	56	57
(Charged)/credited to consolidated income statement	(21)	(1)
Ending balance	35	56
Deferred tax assets [member] | Provision for impairment losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,493	1,118
(Charged)/credited to consolidated income statement	(875)	375
Ending balance	618	1,493
Deferred tax assets [member] | Provision for tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	8,093	4,288
(Charged)/credited to consolidated income statement	(147)	3,805
(Charged)/credited to retain earnings	14
Ending balance	7,960	8,093
Deferred tax assets [member] | Change in fair value of derivative financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22	10
(Charged)/credited to consolidated income statement	109	22
(Charged)/credited to other comprehensive income	0	(10)
Ending balance	131	22
Deferred tax assets [member] | Change in fair value of other equity instrument investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	15	0
(Charged)/credited to other comprehensive income	(1)	15
(Charged)/credited to retain earnings	(14)
Ending balance	0	15
Deferred tax assets [member] | Depreciation allowances under tax in excess of the related depreciation under accounting [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	74	0
(Charged)/credited to consolidated income statement	(74)	74
Ending balance	0	74
Deferred tax assets [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	142	130
(Charged)/credited to consolidated income statement	49	12
Disposal of a subsidiaries	(1)
Ending balance	¥ 190	¥ 142